Emerge EMPWR Unified Sustainable Equity ETF
Schedule of Investments
April 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 98.1%
Communication Services – 5.8%
Alphabet, Inc., Class A* ......................................................... 116 $ 12,452
AT&T, Inc. ................................................................... 209 3,693
Tencent Holdings Ltd. .......................................................... 100 4,387
Verizon Communications, Inc. ................................................... 218 8,465
28,997
Consumer Discretionary – 10.0%
Alibaba Group Holding Ltd.* ..................................................... 511 5,341
Amazon.com, Inc.* ............................................................ 74 7,803
eBay, Inc. .................................................................... 76 3,529
Ford Motor Co. ............................................................... 347 4,122
Home Depot, Inc. (The) ......................................................... 14 4,208
JD.com, Inc., Class A .......................................................... 229 3,965
McDonald's Corp. ............................................................. 14 4,140
Meituan, Class B, 144A* ........................................................ 1 17
MercadoLibre, Inc.* ............................................................ 4 5,110
TJX Cos., Inc. (The) ........................................................... 114 8,985
Ulta Beauty, Inc.* .............................................................. 5 2,757
49,977
Consumer Staples – 8.0%
Coca-Cola Co. (The) ........................................................... 67 4,298
Colgate-Palmolive Co. ......................................................... 56 4,469
John B Sanfilippo & Son, Inc. .................................................... 48 4,989
Kroger Co. (The) .............................................................. 79 3,842
Target Corp. .................................................................. 32 5,048
Unilever PLC, ADR ............................................................ 128 7,108
Wal-Mart de Mexico SAB de CV .................................................. 1,260 5,062
Walmart, Inc. ................................................................. 35 5,284
40,100
Energy – 5.0%
Cheniere Energy Partners LP .................................................... 116 5,291
Chevron Corp. ................................................................ 31 5,226
Petroleo Brasileiro SA, ADR ..................................................... 462 4,906
Tenaris SA, ADR .............................................................. 169 4,852
Valero Energy Corp. ........................................................... 43 4,931
25,206
Financials – 14.2%
Aon PLC, Class A ............................................................. 10 3,252
Bank of America Corp. ......................................................... 133 3,894
Chubb Ltd. ................................................................... 18 3,628
Citizens Financial Group, Inc. .................................................... 117 3,620
City Holding Co. .............................................................. 60 5,471
Grupo Financiero Banorte SAB de CV, Class O ...................................... 452 3,904
HDFC Bank Ltd., ADR .......................................................... 136 9,493
JPMorgan Chase & Co. ........................................................ 31 4,285
MSCI, Inc. ................................................................... 11 5,307
PNC Financial Services Group, Inc. (The) .......................................... 50 6,513
Postal Savings Bank of China Co. Ltd., Class H, 144A ................................ 6,000 3,898
Prudential Financial, Inc. ........................................................ 42 3,654
US Bancorp .................................................................. 103 3,531

Emerge EMPWR Unified Sustainable Equity ETF
Schedule of Investments
(Continued)
April 30, 2023 (Unaudited)
2
Shares Value
Common Stocks (continued)
Financials (continued)
Visa, Inc., Class A ............................................................. 46 $ 10,706
71,156
Health Care – 14.4%
AbbVie, Inc. .................................................................. 32 4,836
Amgen, Inc. .................................................................. 18 4,315
AstraZeneca PLC, ADR ........................................................ 63 4,613
CVS Health Corp. ............................................................. 46 3,372
Danaher Corp. ................................................................ 34 8,055
Johnson & Johnson ............................................................ 23 3,765
Medtronic PLC ............................................................... 48 4,366
Merck & Co., Inc. .............................................................. 38 4,388
Merit Medical Systems, Inc.* ..................................................... 71 5,772
Novartis AG, ADR ............................................................. 97 9,949
Novo Nordisk A/S, ADR ......................................................... 33 5,514
Organon & Co. ............................................................... 150 3,694
Pfizer, Inc. ................................................................... 94 3,656
ResMed, Inc. ................................................................. 24 5,783
72,078
Industrials – 10.5%
Automatic Data Processing, Inc. .................................................. 28 6,160
CACI International, Inc., Class A* ................................................. 18 5,640
Caterpillar, Inc. ............................................................... 25 5,470
Cummins, Inc. ................................................................ 24 5,641
Emerson Electric Co. .......................................................... 56 4,663
Expeditors International of Washington, Inc. ........................................ 35 3,984
Kubota Corp., ADR ............................................................ 45 3,408
Nordson Corp. ................................................................ 20 4,326
United Parcel Service, Inc., Class B ............................................... 26 4,675
Vestas Wind Systems A/S, ADR* ................................................. 490 4,491
WW Grainger, Inc. ............................................................. 6 4,173
52,631
Information Technology – 18.9%
Analog Devices, Inc. ........................................................... 33 5,936
Apple, Inc. ................................................................... 56 9,502
Broadcom, Inc. ............................................................... 8 5,012
Cisco Systems, Inc. ............................................................ 88 4,158
Fair Isaac Corp.* .............................................................. 6 4,368
Globant SA* .................................................................. 21 3,294
Infosys Ltd., ADR ............................................................. 244 3,792
International Business Machines Corp. ............................................ 29 3,666
Juniper Networks, Inc. .......................................................... 126 3,799
Microsoft Corp. ............................................................... 38 11,676
Oracle Corp. ................................................................. 51 4,831
Samsung Electronics Co. Ltd., GDR ............................................... 4 4,936
Silicon Motion Technology Corp., ADR ............................................. 53 3,373
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 63 5,311
Texas Instruments, Inc. ......................................................... 49 8,193
Trimble, Inc.* ................................................................. 81 3,815
United Microelectronics Corp., ADR* .............................................. 454 3,645

Emerge EMPWR Unified Sustainable Equity ETF
Schedule of Investments
(Continued)
April 30, 2023 (Unaudited)
3
Shares Value
Common Stocks (continued)
Information Technology (continued)
VeriSign, Inc.* ................................................................ 23 $ 5,101
94,408
Materials – 7.9%
Air Products and Chemicals, Inc. ................................................. 19 5,593
Ecolab, Inc. .................................................................. 20 3,357
Gold Fields Ltd., ADR .......................................................... 591 9,196
Linde PLC ................................................................... 16 5,911
LyondellBasell Industries NV, Class A .............................................. 49 4,636
Sherwin-Williams Co. (The) ..................................................... 14 3,325
Sociedad Quimica y Minera de Chile SA, ADR ...................................... 43 2,902
Southern Copper Corp. ......................................................... 58 4,456
39,376
Real Estate – 0.8%
Realty Income Corp. ........................................................... 66 4,147
Utilities – 2.6%
Chesapeake Utilities Corp. ...................................................... 32 3,952
Cia de Saneamento Basico do Estado de Sao Paulo, ADR* ............................ 519 4,801
NextEra Energy, Inc. ........................................................... 57 4,368
13,121
Total Common Stocks (Cost $470,208) .......................................................... 491,197
Total Investments – 98.1%
(Cost $470,208) ............................................................................. $ 491,197
Other Assets in Excess of Liabilities – 1.9% ......................................................... 9,301
Net Assets – 100.0% .......................................................................... $ 500,498
* Non Income Producing
ADR : American Depositary Receipt
GDR : Global Depositary Receipt
144A : Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Summary of Investment Type
Sector
% of Net
Assets
Information Technology ............................................................................ 18.9%
Health Care ..................................................................................... 14.4%
Financials ...................................................................................... 14.2%
Industrials ...................................................................................... 10.5%
Consumer Discretionary ........................................................................... 10.0%
Consumer Staples ................................................................................ 8.0%
Materials ....................................................................................... 7.9%
Communication Services .......................................................................... 5.8%
Energy ......................................................................................... 5.0%
Utilities ......................................................................................... 2.6%
Real Estate ..................................................................................... 0.8%
Total Investments ................................................................................ 98.1%
Other Assets in Excess of Liabilities .................................................................. 1.9%
Net Assets ..................................................................................... 100.0%